Consolidated Condensed Statements of Shareholders’ Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Issuance of common stock net of offering costs paid	$ 264,774
Issuance of warrants in Private Placement, net of offering costs paid	$ 582,600
Issuance of common stock pursuant to IPO, net of underwriting discounts		$ 1,266,740
Previously Reported
Issuance of common stock pursuant to IPO, net of underwriting discounts			$ 1,266,740